Condensed Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2020	3,834,095
Balance at Dec. 31, 2020	$ 3,834	$ 55,294,504	$ (45,805,581)	$ 9,568,852
Issuance of common stock for services (in shares)	13,707			13,707
Issuance of common stock for services	$ 14	71,827	0	$ 71,841
Stock option expense	0	269,427	0	269,427
Net loss	$ 0	0	(18,570,317)	(18,570,317)
Balance (in shares) at Dec. 31, 2021	6,381,541
Balance at Dec. 31, 2021	$ 6,382	68,731,220	(64,375,898)	$ 4,361,704
Issuance of common stock for services (in shares)	143,500			143,500
Issuance of common stock for services	$ 144	132,606	0	$ 132,750
Stock option expense	0	773,377	0	773,377
Net loss	$ 0	0	(14,021,125)	(14,021,125)
Balance (in shares) at Dec. 31, 2022	26,334,953
Balance at Dec. 31, 2022	$ 26,335	104,970,722	(78,397,023)	26,600,034
Issuance of common stock for services (in shares)	108,696
Issuance of common stock for services	$ 109	74,891	0	75,000
Stock option expense	0	228,039	0	228,039
Net loss	$ 0	0	(4,037,916)	(4,037,916)
Balance (in shares) at Dec. 31, 2022	26,334,953
Balance at Dec. 31, 2022	$ 26,335	104,970,722	(78,397,023)	26,600,034
Net loss				(18,374,354)
Balance (in shares) at Mar. 31, 2023	26,443,649
Balance at Mar. 31, 2023	$ 26,444	105,273,652	(82,434,939)	22,865,157
Stock option expense	0	226,013	0	226,013
Net loss	$ 0	0	(5,927,620)	(5,927,620)
Balance (in shares) at Jun. 30, 2023	26,443,649
Balance at Jun. 30, 2023	$ 26,444	105,499,665	(88,362,559)	17,163,550
Issuance of common stock for services (in shares)	251,638
Issuance of common stock for services	$ 251	137,249	0	137,500
Stock option expense	0	227,114	0	227,114
Net loss	$ 0	$ 0	$ (8,408,818)	$ (8,408,818)